Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other financial liabilities.
Schedule of other financial liabilities

	2024	2023
	£m	£m
Customer deposits
including repos	1,812	1,280
Debt securities in issue
- MRELs	23,998	21,660
- Other medium term notes	22,087	17,843
- Commercial paper and certificates of deposit	11,266	11,321
- Covered bonds	749	2,122
- Securitisation	1,175	863
Total	61,087	55,089